ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2024
Organization And Principal Activities
ORGANIZATION AND PRINCIPAL ACTIVITIES

1	ORGANIZATION AND PRINCIPAL ACTIVITIES

Organization and reorganization

Nature Wood Group Limited (the “Company” or the “Group”) was incorporated in the British Virgin Islands on September 22, 2011. The registered office of the Company is 4th Floor, Water’s Edge Building, Meridian Plaza, Road Town, Tortola, VG1110, British Virgin Islands. The principal place of business of the Company is Avenida da Amizade n.o1287, Chong Fok Centro Comercial, 13 E Macau S.A.R.

The Group’s principal subsidiaries, as of the date of this report, are set out below:

Percentage of effective ownership
Name	Date of incorporation	December 31, 2024	December 31, 2023	Place of incorporation	Principal activities
		%	%
Swift Top Capital Resources Limited	November 20, 2012	100	100	Hong Kong	Trading of logs
Parquet Nature (France) S.A.R.L.	August 21, 2012	100	100	France	Trading of logs
Choi Chon Investment Company Limited	March 12, 2015	100	100	Macau	Trading of wood products
South American Wood S.A.C.	December 16, 2019	100	100	Peru	Trading of wood products
Grupo Maderero Amaz S.A.C.	July 27, 2016	100	100	Peru	Trading of wood products
E&T Forestal S.A.C.	May 2, 2014	100	100	Peru	Manufacturing of wood products and holding of concession rights
Maderera Industrial Isabelita S.A.C.	February 22, 2002	100	100	Peru	Trading of wood products and holding of concession rights
Nuevo San Martin S.A.C.	June 5, 2002	100	100	Peru	Manufacturing and trading of wood products and holding of concession rights
Sepahua Tropical Forest S.A.C.	June 5, 2002	100	100	Peru	Holding of concession rights
Latinoamerican Forest S.A.C.	March 31, 2022	100	100	Peru	Trading of wood products

Principal activities

The Company is an investment holding company. The principal activities of the Company are conducted through its subsidiaries which are in the business of selling logs, sales of wood products from extraction, and processing of logs. The Company is headquartered in Macau and conducts its primary operations through its significant direct and indirectly held subsidiaries that are incorporated and domiciled in Peru, namely E&T Forestal S.A.C., Nuevo San Martin S.A.C., Sepahua Tropical Forest S.A.C., Maderera Industrial Isabelita S.A.C., Latinoamerican Forest S.A.C., South American Wood S.A.C. and Grupo Maderero Amaz S.A.C., and in France namely Parquet Nature (France) S.A.R.L., and in Macau and Hong Kong namely Choi Chon Investment Company Limited and Swift Top Capital Resources Limited respectively.